April 24, 2017
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Vanguard Chester Funds (811-XXXXX)
Registration Statement on Form N-14
via electronic filing

Commissioners:
On behalf of Vanguard Institutional Target Retirement Income Fund (the “Income Fund”), a
series of Vanguard Chester Funds (the “Trust”), we are hereby filing a Registration Statement on
Form N-14 (the “Registration Statement”) under the Securities Act of 1933 (the “1933 Act”).
The Registration Statement is being filed to register additional shares of the Income Fund that will be issued to shareholders of Institutional Vanguard Target Retirement 2010 Fund (the “2010
Fund”), a series of the Trust, in connection with a merger of the 2010 Funds into the Income
Fund.
It is proposed that the Registration Statement become effective on May 24, 2017, pursuant to
Rule 488 under the 1933 Act. A definitive information statement/prospectus will be filed and mailed to 2010 Fund shareholders shortly thereafter.
If you have any questions or comments, please contact me at (610) 669-2153. Thank you for your time and consideration.

Sincerely,

/s/ Jaliya Faulkner

Jaliya Faulkner
Associate Counsel
Legal Department

cc:
U.S. Securities and Exchange Commission